OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Categories of financial assets [abstract]
Other financial assets

As at December 31,	2020	2019
Derivative assets (Note 17)	$0.4	$3.9
Loans and other receivables	19.7	8.6
Investments in equity securities and warrants (i)	71.2	11.2
Convertible loan receivable (ii)	11.7	—
	$103.0	$23.7
Current	$14.3	$8.5
Non-current	88.7	15.2
	$103.0	$23.7
(i)Includes the Company's investment in Equinox Gold. Refer to Note 6 for further details.
(ii)As part of the sale of the Royalty Portfolio in March 2020, the Company received a deferred cash payment that is convertible into shares of Nomad. Refer to Note 6 for further details.